Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,187,247.00
Total Fee Amount	4,168.86
Total Offset Amount	0.00
Net Fee	$ 4,168.86
Offering Table N/A
Offset Table N/A	N/A